Prudential World Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 30, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:           485(b) Filing for Prudential World Fund, Inc.
Registration Nos. 2-89725 and 811-3981

Dear Sir or Madam,

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates December December 31, 2009 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary